Accounts Receivable, Net	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is analyzed as follows:

	As of March 31,
	2021	2022
	$	$

Accounts receivable	973	2,311
Less: allowance for expected credit losses	-	(51)

Total accounts receivable, net	973	2,260

Details of the movements of the expected credit loss provision are as follows:

	Year ended March 31,
	2020	2021	2022
	$	$	$

At beginning of year	-	-	-
Provision for the year	-	-	51

At end of year	-	-	51

As of March 31, 2022, $8 of the expected credit loss provision relates to an off-balance sheet exposure of a customer (2021: $nil).